Average Annual Total Returns - PSF PGIM High Yield Bond Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	Bloomberg Barclays US High Yield 1% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US High Yield 1% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US High Yield 1% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	7.11%	9.04%	7.14%	6.59%	8.46%	6.70%